United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number      811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997 (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2006

Date of reporting period:     April 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item  1.
  Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)
                                                                          Annualized
                                                                          Yield on
                                                                          Purchase       Principal
                                                                            Date        Amount      Value
                                                                           ----------   -------- ----------
SHORT-TERM INVESTMENTS (100.69%)
  COMMERCIAL PAPER (27.69%)
    INSURANCE CARRIERS (4.93%)
    Prudential Funding LLC, 4.81%, due 06/12/06                               4.808%  $ 350,000$    350,000
    Prudential Funding LLC, 4.91%, due 07/10/06                               4.910     400,000     400,000
                                                                                                 ----------
                                                                                                    750,000
    NONDEPOSITORY INSTITUTIONS (18.22%)
    American Express Credit Corp., 4.81%, due 06/22/06                        4.807     400,000     400,000
    American Express Credit Corp., 4.81%, due 06/27/06                        4.807     400,000     400,000
    American General Finance Corp., 4.69%, due 05/31/06                       4.694     400,000     400,000
    American General Finance Corp., 4.78%, due 06/05/06                       4.777     370,000     370,000
    General Electric Capital Corp., 4.64%, due 05/08/06                       4.644     425,000     425,000
    General Electric Capital Corp., 5.03%, due 07/24/06                       5.033     375,000     375,000
    HSBC Finance Corp., 4.78%, due 05/11/06                                   4.779     400,000     400,000
                                                                                                 ----------
                                                                                                  2,770,000
    PETROLEUM AND COAL PRODUCTS (4.54%)
    Chevron Corp., 4.51%, due 05/08/06                                        4.510     340,000     340,000
    Chevron Corp., 4.55%, due 05/22/06                                        4.551     350,000     350,000
                                                                                                 ----------
                                                                                                    690,000
                                                                                                 ----------
  Total Commercial Paper (Cost $4,210,000)                                                        4,210,000

  UNITED STATES GOVERNMENT AGENCIES (67.10%)
    Federal Home Loan Bank, due 05/03/06                                      4.601     240,000     239,879
    Federal Home Loan Bank, due 05/05/06                                      4.703     400,000     399,691
    Federal Home Loan Bank, due 05/10/06                                      4.645     350,000     349,511
    Federal Home Loan Bank, due 05/19/06                                      4.658     400,000     398,982
    Federal Home Loan Bank, due 06/02/06                                      4.771     400,000     398,230
    Federal Home Loan Bank, due 06/16/06                                      4.863     400,000     397,458
    Federal Home Loan Bank, due 06/23/06                                      4.800     400,000     397,128
    Federal Home Loan Bank, due 07/21/06                                      4.963     400,000     395,536
    Federal Home Loan Bank, due 07/26/06                                      4.989     400,000     395,246
    Federal Home Loan Mortgage Corp., due 05/01/06                            4.604     500,000     499,874
    Federal Home Loan Mortgage Corp., due 05/02/06                            4.699     400,000     399,845
    Federal Home Loan Mortgage Corp., due 05/09/06                            4.712     500,000     499,355
    Federal Home Loan Mortgage Corp., due 05/16/06                            4.754     312,000     311,311
    Federal Home Loan Mortgage Corp., due 05/23/06                            4.644     325,000     324,010
    Federal Home Loan Mortgage Corp., due 05/30/06                            4.682     375,000     373,515
    Federal Home Loan Mortgage Corp., due 06/06/06                            4.729     500,000     497,551
    Federal Home Loan Mortgage Corp., due 06/20/06                            4.835     350,000     347,606
    Federal National Mortgage Assoc., due 05/17/06                            4.624     500,000     498,862
    Federal National Mortgage Assoc., due 05/24/06                            4.740     225,000     224,272
    Federal National Mortgage Assoc., due 05/26/06                            4.701     500,000     498,267
    Federal National Mortgage Assoc., due 06/07/06                            4.796     350,000     348,216
    Federal National Mortgage Assoc., due 06/21/06                            4.862     500,000     496,495
    Federal National Mortgage Assoc., due 06/28/06                            4.854     375,000     372,032
    Federal National Mortgage Assoc., due 07/05/06                            4.886     350,000     346,889
    Federal National Mortgage Assoc., due 07/12/06                            4.913     400,000     396,055
    Federal National Mortgage Assoc., due 07/19/06                            4.983     400,000     395,625
                                                                                                 ----------
  Total United States Government Agencies (Cost $10,201,441)                                     10,201,441

  UNITED STATES TREASURY OBLIGATIONS (5.90%)
    U. S. Treasury Bill, due 05/11/06                                         4.471     500,000     499,266
    U. S. Treasury Bill, due 06/29/06                                         4.690     400,000     396,889
                                                                                                 ----------
  Total United States Treasury Obligations (Cost $896,155)                                          896,155
                                                                                                 ----------
Total Short-Term Investments (Cost $15,307,596)                                                  15,307,596

OTHER ASSETS LESS LIABILITIES (-0.69%)
  Cash, receivables, prepaid expense and other assets, less liabilities                           (104,444)
                                                                                                 ----------
Total Net Assets (100.00%)                                                                     $ 15,203,152
                                                                                                 ==========

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Money Market Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 20, 2006


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date:     June 20, 2006